Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Non-current assets held for sale and discontinued operations [Abstract]
Summary of Results of Discontinued Operations
The results of discontinued operations are summarized as follows:

	For the year ended December 31
	2020	2019
	$	$
Revenue	3.7	9.7
Expenses	(3.7)	(10.8)
Project loss recovery	12.8	—
Profit (loss) from operating activities, before income taxes	12.8	(1.1)
Income taxes on operating activities	(0.8)	0.3
Profit (loss) from operating activities, net of income taxes	12.0	(0.8)
Gain on disposal of discontinued operations before income taxes	—	1.9
Income taxes on disposal of discontinued operations	—	(1.1)
Gain on disposal of discontinued operations, net of income taxes	—	0.8
Net income from discontinued operations	12.0	—